Leases - Lease Commitments on Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014
Operating Leased Assets [Line Items]
2014	$ 64,113	$ 57,024
2015	62,810	56,068
2016	61,287	54,947
2017	58,224	53,125
2018	53,460	49,603
THEREAFTER	376,700	284,780
Total	676,594	555,547
Operating Lease Amendment
Operating Leased Assets [Line Items]
2014		797
2015		606
2016		167
2017		14
THEREAFTER		0
Total		$ 1,584